Other disclosures - Risk Management and Principal Risks - Credit exposures by internal PD grade (audited) (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 141,636	£ 136,959
ECL coverage	2.50%	2.70%
Loans and advances [member] | Financial assets at amortised cost [member] | ECL [member]
Disclosure of internal credit grades [line items]
ECL coverage	2.50%
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 145,332	£ 140,802
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	128,345	122,589
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	12,639	14,024
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,348	4,189
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,696	3,843
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	492	489
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,058	489
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,146	1,255
Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 23,647	£ 19,345
ECL coverage	0.40%	0.20%
Contingent liabilities [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 23,734	£ 74
Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	21,631	17,679
Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,749	1,637
Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	354	74
Contingent liabilities [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	87	2
Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	25	16
Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	57	27
Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	5	2
Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 252,202	£ 245,893
ECL coverage	0.10%	0.10%
Loan commitments [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 252,367	£ 246,065
Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	239,661	230,911
Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	12,357	14,807
Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	349	347
Loan commitments [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	165	172
Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	60	75
Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	55	77
Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	50	20
100% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,202	£ 2,090
ECL coverage	49.40%	50.10%
100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,348	£ 4,189
100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,348	4,189
100% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,146	2,099
100% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 349
ECL coverage	14.30%
100% | Contingent liabilities [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 354	74
100% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	354	74
100% | Contingent liabilities [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	5	2
100% | Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	5	2
100% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure		£ 327
ECL coverage		2.70%
100% | Loan commitments [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	349	£ 347
100% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	349	347
100% | Loan commitments [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	50	20
100% | Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	50	20
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 37,970	£ 27,522
ECL coverage	0.10%	0.10%
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL [member]
Disclosure of internal credit grades [line items]
ECL coverage	0.10%
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 37,994	£ 27,550
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	37,430	27,116
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	564	434
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	24	28
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	9	21
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	15	21
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	7
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 6,315	£ 5,799
ECL coverage	0.00%	0.00%
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 6,316	£ 5,801
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	6,198	5,763
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	118	38
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	1	2
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1	2
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 78,711	£ 72,674
ECL coverage	0.00%	0.00%
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 78,715	£ 72,679
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	77,725	71,089
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	990	1,590
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	4	5
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	4	4
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	1
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 17,894	£ 18,204
ECL coverage	0.00%	0.00%
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 17,900	£ 18,207
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	17,117	17,651
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	783	556
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	6	3
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	6	2
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	6	2
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	1
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,238	£ 3,815
ECL coverage	0.00%	0.00%
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,239	£ 3,816
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,199	3,687
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	40	129
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 55,387	£ 51,585
ECL coverage	0.00%	0.00%
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 55,390	£ 51,589
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	53,910	50,221
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,480	1,368
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	3	4
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3	3
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	1
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 15,584	£ 12,858
ECL coverage	0.10%	0.20%
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 15,601	£ 12,884
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	15,020	12,531
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	581	353
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	17	26
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	16	19
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	16	19
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1	7
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,055	£ 1,487
ECL coverage	0.00%	0.10%
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,056	£ 1,488
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,953	1,433
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	103	55
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 44,532	£ 24,686
ECL coverage	0.00%	0.00%
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 44,539	£ 24,690
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	43,728	24,109
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	811	581
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	7	4
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	6	3
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 25,357	£ 30,382
ECL coverage	0.30%	0.20%
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 25,434	£ 30,457
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	24,490	29,577
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	944	880
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	77	75
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	71	64
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	71	64
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	6	11
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,683	£ 3,424
ECL coverage	0.10%	0.10%
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,687	£ 3,428
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,551	3,206
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	136	222
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	4	4
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2	1
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2	3
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 30,095	£ 27,777
ECL coverage	0.00%	0.00%
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 30,107	£ 27,785
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	28,813	26,740
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,294	1,045
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	12	8
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	10	7
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2	1
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 25,715	£ 31,665
ECL coverage	0.90%	1.00%
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 25,951	£ 31,982
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	24,211	28,638
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,740	3,344
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	236	317
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	134	178
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	134	178
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	102	139
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,168	£ 3,044
ECL coverage	0.50%	0.30%
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,183	£ 3,053
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,529	2,544
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	654	509
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	15	9
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	7	4
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	8	5
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 29,146	£ 43,801
ECL coverage	0.10%	0.10%
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 29,181	£ 43,842
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	27,115	41,076
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,066	2,766
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	35	41
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	26	31
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	9	10
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 12,417	£ 10,230
ECL coverage	4.00%	5.30%
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 12,941	£ 10,797
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	7,491	5,696
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	5,450	5,101
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	524	567
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	185	163
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	185	163
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	339	404
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 895	£ 712
ECL coverage	1.30%	0.60%
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 907	£ 716
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	663	464
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	244	252
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	12	4
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	4	1
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	8	3
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 6,344	£ 20,431
ECL coverage	0.40%	0.20%
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 6,372	£ 20,477
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,322	16,089
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,050	4,388
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	28	46
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	7	23
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	21	23
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,229	£ 2,376
ECL coverage	2.40%	2.90%
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,284	£ 2,448
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,945	1,141
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	339	1,307
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	55	72
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	21	15
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	21	15
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	34	57
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 575	£ 726
ECL coverage	3.00%	1.50%
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 593	£ 737
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	421	534
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	172	203
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	18	11
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	9	6
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	9	5
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,257	£ 1,507
ECL coverage	0.20%	0.50%
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,268	£ 1,515
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,454	919
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,814	596
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	11	8
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	4	1
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	7	7
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,268	£ 1,632
ECL coverage	21.20%	28.70%
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL [member]
Disclosure of internal credit grades [line items]
ECL coverage	21.20%
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,879	£ 2,288
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	641	239
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,238	2,049
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	611	656
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	50	27
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	561	27
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	629
Higher risk (B- and below) [member] | 11.35% to less than 100% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 369	£ 266
ECL coverage	7.50%	4.00%
Higher risk (B- and below) [member] | 11.35% to less than 100% | Contingent liabilities [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 399	£ 277
Higher risk (B- and below) [member] | 11.35% to less than 100% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	117	48
Higher risk (B- and below) [member] | 11.35% to less than 100% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	282	229
Higher risk (B- and below) [member] | 11.35% to less than 100% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher risk (B- and below) [member] | 11.35% to less than 100% | Contingent liabilities [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	30	11
Higher risk (B- and below) [member] | 11.35% to less than 100% | Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher risk (B- and below) [member] | 11.35% to less than 100% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	30	11
Higher risk (B- and below) [member] | 11.35% to less than 100% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,431	£ 3,105
ECL coverage	0.60%	1.10%
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loan commitments [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,446	£ 3,141
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	594	668
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,852	2,473
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loan commitments [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	15	36
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	3
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	15	33
Higher risk (B- and below) [member] | 11.35% to less than 100% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 0	0
Higher risk (B- and below) [member] | 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure		0
Higher risk (B- and below) [member] | 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure		4,189
Higher risk (B- and below) [member] | 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure		0
Higher risk (B- and below) [member] | 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure		£ 0